Property and Equipment, Net	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment, net

Note 7 – Property and Equipment, net

Property and equipment consist of the following:

	As of December 31,
	2019	2018
Software	$4,729,200	$3,971,214
Equipment	1,172,882	1,172,882
Computer equipment	2,173,224	2,616,510
Esports gaming truck	1,222,406	1,128,905
Furniture and fixtures	1,100,256	877,472
Production equipment	7,876,423	7,487,752
Leasehold improvements	14,715,726	12,903,762
	32,990,117	30,158,497
Less: accumulated depreciation and amortization	(12,435,810)	(8,718,400)
Property and equipment, net	$20,554,307	$21,440,097

During the years ended December 31, 2019 and 2018, depreciation and amortization expense amounted to $4,272,529 and $3,867,102 respectively. During the years ended December 31, 2019 and 2018, the Company disposed of an aggregate of $550,736 and $67,784, respectively, of fully depreciated property and equipment. The Company has $850,703 of fixed assets in process that have not yet been placed into service. No depreciation expense is recorded on fixed assets in process until such time as the assets are completed and are placed into service.